First Trust Cloud Computing ETF Investment Strategy - First Trust Cloud Computing ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. The Index is designed to track the performance of companies involved in the cloud computing industry. According to the Index Provider, to be eligible for inclusion in the Index, a security must be issued by a “cloud computing” company, as classified by the Consumer Technology Association (the “CTA”). A security issued by a company that operates in one or more of the categories listed below is determined to be a cloud computing company: ●Infrastructure-as-a-Service (“IaaS”): Companies that deliver cloud computing infrastructure – servers, storage, and networks – as an on-demand service. ●Platform-as-a-Service (“PaaS”): Companies that deliver a platform for the creation of software in the form of virtualization, middleware, and/or operating systems, which is then delivered over the internet. ●Software-as-a-Service (“SaaS”): Companies that deliver software applications over the internet enabling other companies to conduct their operations using the application. According to the Index Provider, a security must also meet the size, float and liquidity requirements of the Index, be classified as a common stock, ordinary share or depositary receipt, be listed on an Index-eligible exchange and have seasoned for at least three months on an Index-eligible exchange in order to be eligible for inclusion in the Index. Additionally, in order to be eligible for inclusion in the Index, a security’s issuer must not be identified by the U.S. Securities and Exchange Commission as having used to audit its financial statements an accounting firm that has been identified by the Public Company Accounting Oversight Board (PCAOB) under the Holding Foreign Companies Accountable Act (HFCAA). Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, the Index employs a modified theme strength-weighted methodology that utilizes a security’s “cloud score.” A security’s cloud score is calculated by determining whether its issuing company operates in any of the three categories described above: IaaS, PaaS and/or SaaS. Companies are assigned a score of 3 if they operate as an IaaS, a score of 2 if they operate as a PaaS and a score of 1 if they operate as a SaaS. A company can operate in all three categories. Therefore, a security can achieve a maximum cloud score of 6. Each security’s cloud score is divided by the sum of the cloud scores of all the securities in the Index to determine the weight of each security. Individual security weights are capped at 4.5% and may not be lower than 0.25%. Additionally, no individual security weight may exceed 10% of the ratio between the security’s free float market capitalization and the median free float market capitalization of all the securities in the Index. The Fund may also invest in companies with various market capitalizations, non-U.S. securities and depositary receipts. In order to gain exposure to certain Chinese companies that are included in the Fund’s Index but are unavailable to direct investment by foreign investors, the Fund may invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.